Note 9 - Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Note 9 - Other Payables and Accrued Expenses (Details) [Line Items]
Due to Third Parties, Current	[1]	¥ 42,622	¥ 23,677
Puyi Fund Sales [Member]
Note 9 - Other Payables and Accrued Expenses (Details) [Line Items]
Due to Third Parties, Current		¥ 19,500
Puyi Fund Sales [Member]
Note 9 - Other Payables and Accrued Expenses (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		19.50%

[1]	As of December 31, 2015, included in accrued expenses to third parties represents an amount of RMB19,500 payable to CNinsure Puyi Fund Sales Co. Ltd. ("Puyi Fund Sales"), in which the Group beneficially owns 19.5% equity interests, for promotional activities.